Financial risk management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021 £ / € $ / € Kč / €	Dec. 31, 2020 Kč / € $ / € £ / €	Dec. 31, 2019 £ / € $ / € Kč / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | Kč / €	0.03900	0.03780	0.03896
Spot rate | Kč / €	0.04023	0.03811	0.03936
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | $ / €	0.84552	0.87550	0.89326
Spot rate | $ / €	0.88292	0.81493	0.89015
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | £ / €	1.16333	1.12397	1.1393
Spot rate | £ / €	1.19008	1.11231	1.1754